Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Furniture and fixtures	$8,979	$8,979
Office equipment	52,547	31,170
Lab equipment	400,301	321,884
	461,827	362,033
Less accumulated depreciation and amortization	(326,341)	(304,980)
Totals	$135,486	$57,053

Depreciation expense for the years ended December 31, 2015 and 2014 was $21,360 and $12,241, respectively.